SCHEDULE OF EFFECTIVE TAX RATE (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
The Company’s effective tax rate	0.00%	0.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Statutory rates	16.50%	16.50%
Tax effect of income not taxable	(16.50%)	(16.50%)
TAIWAN
Operating Loss Carryforwards [Line Items]
Statutory rates	20.00%	20.00%	20.00%
Tax effect on utilization of tax losses in Taiwan	(20.00%)	(20.00%)
SINGAPORE
Operating Loss Carryforwards [Line Items]
Statutory rates	17.00%	17.00%	17.00%
Tax effect of income not taxable	(17.00%)	(17.00%)